OTHER OPERATING INCOME, NET (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER OPERATING INCOME (EXPENSES) [Line Items]
Reversal of regulatory provisions due to the Commitment Term Regarding Self-Composition Negotiations for Adaptation of Concession Contracts		R$ 386,392
Reversal of expenses of provisions for legal claims	R$ 41,402	R$ 26,546
Reversal of part of the remaining arising from the agreement in relation to the Post-Closing Adjustment			R$ 244,229
Percentage referring to the reversal of remaining parts resulting from the agreement in relation to the Post-Closing Adjustment			50.00%
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
OTHER OPERATING INCOME (EXPENSES) [Line Items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	128,750
VivaE and Vivo Ventures
OTHER OPERATING INCOME (EXPENSES) [Line Items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	R$ 6,153